Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Adasina Social Justice All Cap Global ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.01%	15.22%	(17.18%)	18.77%